Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee does not maintain a formal policy regarding the timing of equity awards to our executive officers, but typically approves equity awards at a regularly scheduled meeting with grant dates occurring on a pre- specified date following such approval.